TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
TRADE AND OTHER PAYABLES [Text Block]
17. TRADE AND OTHER PAYABLES

The Company’s trade and other payables are primarily comprised of amounts outstanding for purchases relating to mining operations, exploration and evaluation activities and corporate expenses. The normal credit period for these purchases is usually between 30 to 90 days.

Trade and other payables are comprised of the following items:

	December 31, 2017	December 31, 2016
Trade payables	$18,281	$10,752
Trade related accruals	11,378	12,015
Payroll and related benefits	4,028	3,209
Environmental duty	1,047	1,149
Other accrued liabilities	833	1,069
	$35,567	$28,194